Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 2,917	$ 1,247	$ 1,489
Accounts receivable-trade	4,960	4,359	3,800
Inventory	47	106	76
Prepaid expenses and other current expenses	1,406	2,115	954
Due from related parties	6	22	19
Total current assets	9,336	7,849	6,338
Property, plant and equipment, net	63,605	66,606	73,711
Loan to employee			500
Operating right-of-use assets	497
Other noncurrent assets	250	250	250
Total assets	73,688	74,705	80,799
Current liabilities:
Current portion of long-term debt	2,500	2,500	2,500
Current portion of capital lease obligations-related parties	5,089	3,879	3,007
Current portion of operating lease obligations	276
Short-term notes payable	161	121	257
Deferred revenue	779	93	14
Due to related parties		724	1,866
Customer deposits		29	30
Accounts payable	2,418	1,838	1,167
Accrued liabilities	4,110	2,913	1,730
Total current liabilities	15,333	12,097	10,571
Notes payable to related parties			41,519
Long-term debt, net of current portion	6,577	6,577	4,705
Operating lease obligations, net of current portion	226
Capital lease obligations,-related parties, net of current portion	485	3,367	8,997
Total liabilities	22,621	22,041	65,792
Commitments and contingencies (Note 14)
Members' capital:
Members' capital	68,257	68,257	19,514
Accumulated deficit	(18,720)	(16,916)	(5,872)
Total members' capital	49,537	51,341	13,642
Non-controlling interest in Stabilis Energy, LLC	1,530	1,323	1,365
Total capital	51,067	52,664	15,007
Total liabilities and members' capital	$ 73,688	$ 74,705	$ 80,799